Accounts receivable	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Accounts receivable
10.	Accounts receivable

	2022	2021
Credit cards	$75,274	$48,361
Clearing house	32,278	16,566
Airlines	2,180	3,123
Cargo and courier	9,023	10,784
Agencies	4,090	2,214
Government	6,446	6,060
Trade receivables from related parties	2,168	1,832
Other	13,814	11,075

	145,273	100,015
Allowance for expected credit losses	(7,690)	(7,565)

	$137,583	$92,450

Trade receivables are
non-interest
bearing and have maturities between 30 to 90 days.

See detail of trade receivables from related parties in note 23.
The category “Other” mainly includes receivables from miles’ partners and employees accounts.
The change in the allowance for expected credit losses in respect of accounts receivable during the year was as follows.

	2022	2021	2020
Balance at beginning of years	$(7,565)	$(6,483)	$(5,579)
Additions	(765)	(1,421)	(1,310)
Write-off	640	339	406

Balance at end of year	$(7,690)	$(7,565)	$(6,483)

The information about the credit exposures is disclosed in note 28.3.